Intangible Assets (Tables)	9 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Schedule of intangible assets	Information regarding transferred intangible assets is as follows:
	As of March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net carrying amount
Definite-lived intangible assets – Patents	$30,905,261	$1,545,263	$29,359,998
Indefinite-lived intangible assets – trademarks	43,354,654	-	43,354,654
Total intangible assets	74,259,915	1,545,263	72,714,652